Financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial instruments
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Company policy, required maximum level of hedging of commodity price risk exposure as percentage of electricity needs (as a percent)	90.00%
Financial Instruments:
Unrealized gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ 37	$ 12	$ 92
Expected gains on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	31
Longest maturity of a derivative classified as a cash flow hedge	78 months
Gains (losses) recognized in OCI on derivatives (effective portion)	74	(21)	123
Gains (losses) reclassified from OCI into income (effective portion)	42	88	29
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)			3
Gains (losses), net of tax, reclassified from accumulated other comprehensive income (loss) to earnings	28	61	19
Gains (losses) recognized in income, derivatives not designated in hedge relationships	80	68	511
Minimum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	45,222	38,414	20,977
Aluminum swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	5,495	5,068	3,050
Nickel swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	21	18	36
Lead swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	13,025	13,325	9,525
Zinc swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	225	125
Silver swaps (in ounces)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	1,415,322	1,981,646
Electricity futures (in megawatt hours)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	334,445	326,960	363,340
Crude oil swaps (in barrels)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	135,471	113,397	121,979
Foreign exchange contracts
Financial Instruments:
Notional amount of derivative	19,724	16,503	16,971
Gains (losses) recognized in OCI on derivatives (effective portion)	74	9	115
Foreign exchange contracts | Total revenues
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	69	113	36
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)			2
Gains (losses) recognized in income, derivatives not designated in hedge relationships	318	(93)	436
Foreign exchange contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(12)	(9)	(4)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(193)	(25)	(263)
Foreign exchange contracts | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(3)
Foreign exchange contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	68	265	563
Embedded foreign exchange derivatives
Financial Instruments:
Notional amount of derivative	3,572	3,439	2,891
Embedded foreign exchange derivatives | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(148)	(31)	(279)
Embedded foreign exchange derivatives | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	28	11	17
Interest rate contracts
Financial Instruments:
Notional amount of derivative	3,983	5,535	2,357
Interest rate contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	6	(24)	(12)
Gains (losses) recognized in income on hedged item	(6)	24	12
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)
Commodity contracts
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	4	13	10
Commodity contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(4)	2	8
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)			1
Gains (losses) recognized in income, derivatives not designated in hedge relationships	10	(59)	38
Commodity contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	1	1
Cash-settled call options
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(4)	(17)	(2)
Cash-settled call options | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(11)	(18)	(11)
Cash-settled call options | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships		(1)	(1)
Equity derivatives
Financial Instruments:
Cash-settled call options held on ABB Ltd shares	67,000,000	61,000,000	58,000,000
Total fair value of cash settled call options on ABB Ltd shares	$ 26	$ 21	$ 45